Consolidated statement of cash flows - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Profit (loss) before tax	R$ 2,379,929	R$ 2,017,107	R$ 1,759,316
Adjustments to reconcile profit (loss) [abstract]
Adjustments for depreciation and amortisation expense	1,600,932	1,355,653	1,130,690
ExpensesRevenuesNotAffectingCashChargebacks	456,079	536,048	984,487
Adjustments for provisions	45,707	59,197	37,276
Adjustments for share-based payments	178,692	144,617	127,391
Losses on disposals of property, plant and equipment	207,506	295,989	270,901
Increase (decrease) in fair value of credit derivatives or similar instruments related to financial assets designated as measured at fair value through profit or loss	52,802	1,025	22,289
Adjustments for finance costs	1,072,588	585,868	592,146
Other adjustments to reconcile profit (loss)	1,234	(1,750)	6,355
ChangesInOperatingAssetsAndLiabilities [Abstract]
Adjustments for decrease (increase) in trade accounts receivable	(21,418,997)	(10,531,495)	(17,853,689)
Other adjustments for which cash effects are investing or financing cash flow	(1,947,170)	(1,274,173)	(157,419)
Adjustments for decrease (increase) in inventories	5,225	(20,256)	36,257
Adjustments for increase (Decrease) in Taxes Recoverable	(167,291)	(59,927)	154,273
Adjustments for decrease (increase) in trade and other receivables	(101,614)	(9,850)	26,050
Increase (decrease) through cumulative catch-up adjustments to revenue, contract liabilities	(756)	2,123	(36,338)
Adjustments for increase (decrease) in other operating payables	58,356	8,352	(31,734)
Adjustments for increase (decrease) in payables do third parties	1,488,877	962,405	(4,030,807)
Adjustments for decrease (increase) in checking accounts	343,095	2,468,088	8,878,436
Obligations to FIDC quota holders	1,000,000	0	100,000
Adjustments for increase (decrease) in trade accounts payable	148,601	63,498	(133,846)
Adjustments for decrease (increase) in receivables from (payables to) related parties	583,486	(191,812)	9,787
Adjustments for increase (decrease) in deposits from customers	9,017,299	4,945,183	9,006,018
Adjustments for increase (decrease) in employee benefit liabilities	57,396	51,457	33,054
Income taxes refund (paid)	(95,394)	127,276	25,829
Increase (decrease) in other provisions	(35,291)	(28,652)	(24,234)
Total adjustments to reconcile profit (loss)	(5,068,709)	1,505,971	932,488
Income taxes paid, classified as operating activities	(157,340)	(82,633)	(89,899)
Interest received	1,809,756	2,576,415	2,706,373
NET CASH USED IN OPERATING ACTIVITIES	(3,416,293)	3,999,753	3,548,962
Cash flows from (used in) investing activities [abstract]
Cash flows used in obtaining control of subsidiaries or other businesses	0	(31,313)	0
Purchase of property, plant and equipment, classified as investing activities	(1,131,878)	(951,558)	(1,096,059)
Purchase of intangible assets, classified as investing activities	(1,188,763)	(1,036,806)	(1,040,337)
Cash flows from (used in) decrease (increase) in short-term deposits and investments	490,552	(684,120)	(48,134)
Cash flows from (used in) investing activities	(1,830,089)	(2,703,797)	(2,184,530)
Cash flows from (used in) financing activities [abstract]
Proceeds from borrowings	8,883,160	300,000	250,000
Repayments of borrowings	(4,723,135)	(100,000)	(1,213,144)
Interest paid, classified as financing activities	62,463	9,613	56,931
Payments to acquire or redeem entity's shares	(784,459)	(399,408)	(291,443)
Payments of lease liabilities	(18,590)	(16,972)	(18,179)
Derivative Financial Instruments, net	19,523	0	0
NET CASH PROVIDED BY FINANCING ACTIVITIES	3,274,990	(225,993)	(1,329,697)
Increase (decrease) in cash and cash equivalents after effect of exchange rate changes	(1,971,392)	1,069,963	34,735
Cash and cash equivalents at beginning of period	2,899,060	1,829,097	1,794,362
Cash and cash equivalents at end of period	R$ 927,668	R$ 2,899,060	R$ 1,829,097